UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  MARCH 31, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED MARCH 31, 2012



[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA S&P 500 INDEX FUND
MARCH 31, 2012

                                                                      (Form N-Q)

48479-0512                                   (C)2012, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS                                                       1

USAA S&P 500 INDEX FUND
March 31, 2012 (unaudited)

Number of Shares                   Security                                        Market Value (000)
----------------                   --------                                        ------------------
                       COMMON STOCKS (98.3%)

                       CONSUMER DISCRETIONARY (10.8%)
                       ------------------------------
                       ADVERTISING (0.1%)
     124,573           Interpublic Group of Companies, Inc.                               $     1,421
      78,457           Omnicom Group, Inc.                                                      3,974
                                                                                          -----------
                                                                                                5,395
                                                                                          -----------

                       APPAREL & ACCESSORIES & LUXURY GOODS (0.4%)
      82,101           Coach, Inc.                                                              6,345
      18,437           Ralph Lauren Corp.                                                       3,214
      24,810           VF Corp.                                                                 3,622
                                                                                          -----------
                                                                                               13,181
                                                                                          -----------

                       APPAREL RETAIL (0.6%)
      24,510           Abercrombie & Fitch Co. ''A''                                            1,216
      95,029           Gap, Inc.                                                                2,484
      69,898           Limited Brands, Inc.                                                     3,355
      65,690           Ross Stores, Inc.                                                        3,817
     216,363           TJX Companies, Inc.                                                      8,592
      31,988           Urban Outfitters, Inc. *                                                   931
                                                                                          -----------
                                                                                               20,395
                                                                                          -----------
                       AUTO PARTS & EQUIPMENT (0.2%)
      31,337           BorgWarner, Inc. *                                                       2,643
     193,691           Johnson Controls, Inc.                                                   6,291
                                                                                          -----------
                                                                                                8,934
                                                                                          -----------
                       AUTOMOBILE MANUFACTURERS (0.4%)
   1,087,642           Ford Motor Co.                                                          13,585
                                                                                          -----------
                       AUTOMOTIVE RETAIL (0.2%)
      12,042           AutoNation, Inc. *                                                         413
       7,731           AutoZone, Inc. *                                                         2,875
      64,512           CarMax, Inc. *                                                           2,235
      36,519           O'Reilly Automotive, Inc. *                                              3,336
                                                                                          -----------
                                                                                                8,859
                                                                                          -----------
                       BROADCASTING (0.3%)
     186,354           CBS Corp. ''B''                                                          6,319
      73,629           Discovery Communications, Inc. ''A'' *                                   3,726
      27,844           Scripps Networks Interactive ''A''                                       1,356
                                                                                          -----------
                                                                                               11,401
                                                                                          -----------
                       CABLE & SATELLITE (1.1%)
      61,046           Cablevision Systems Corp. ''A''                                            896
     770,220           Comcast Corp. ''A''                                                     23,114
     193,363           DIRECTV ''A'' *                                                          9,541
      89,796           Time Warner Cable, Inc.                                                  7,318
                                                                                          -----------
                                                                                               40,869
                                                                                          -----------
                       CASINOS & GAMING (0.1%)
      83,387           International Game Technology                                            1,400
      22,566           Wynn Resorts Ltd.                                                        2,818
                                                                                          -----------
                                                                                                4,218
                                                                                          -----------
                       COMPUTER & ELECTRONICS RETAIL (0.1%)
      80,502           Best Buy Co., Inc.                                                       1,906
      38,408           GameStop Corp. ''A''                                                       839
                                                                                          -----------
                                                                                                2,745
                                                                                          -----------
                       CONSUMER ELECTRONICS (0.0%)
      20,875           Harman International Industries, Inc.                                      977
                                                                                          -----------

PORTFOLIO OF INVESTMENTS (continued)                                           2

USAA S&P 500 INDEX FUND
March 31, 2012 (unaudited)

Number of Shares                   Security                                        Market Value (000)
----------------                   --------                                        ------------------
                       DEPARTMENT STORES (0.4%)
      40,883           J.C. Penney Co., Inc.                                                    1,448
      72,266           Kohl's Corp.                                                             3,615
     117,774           Macy's, Inc.                                                             4,679
      46,047           Nordstrom, Inc.                                                          2,566
      10,513           Sears Holdings Corp. *                                                     697
                                                                                          -----------
                                                                                               13,005
                                                                                          -----------
                       DISTRIBUTORS (0.1%)
      44,440           Genuine Parts Co.                                                        2,789
                                                                                          -----------
                       EDUCATION SERVICES (0.1%)
      33,041           Apollo Group, Inc. ''A'' *                                               1,277
      17,305           DeVry, Inc.                                                                586
                                                                                          -----------
                                                                                                1,863
                                                                                          -----------
                       FOOTWEAR (0.3%)
     104,892           NIKE, Inc. ''B''                                                        11,375
                                                                                          -----------
                       GENERAL MERCHANDISE STORES (0.5%)
      19,291           Big Lots, Inc. *                                                           830
      33,846           Dollar Tree, Inc. *                                                      3,198
      33,328           Family Dollar Stores, Inc.                                               2,109
     192,307           Target Corp.                                                            11,206
                                                                                          -----------
                                                                                               17,343
                                                                                          -----------
                       HOME FURNISHINGS (0.0%)
      38,841           Leggett & Platt, Inc.                                                      894
                                                                                          -----------
                       HOME IMPROVEMENT RETAIL (0.9%)
     440,402           Home Depot, Inc.                                                        22,157
     354,304           Lowe's Companies, Inc.                                                  11,118
                                                                                          -----------
                                                                                               33,275
                                                                                          -----------
                       HOMEBUILDING (0.1%)
      78,071           D.R. Horton, Inc.                                                        1,184
      46,792           Lennar Corp. ''A''                                                       1,272
      93,016           Pulte Group, Inc. *                                                        823
                                                                                          -----------
                                                                                                3,279
                                                                                          -----------
                       HOMEFURNISHING RETAIL (0.1%)
      67,945           Bed Bath & Beyond, Inc. *                                                4,469
                                                                                          -----------
                       HOTELS, RESORTS & CRUISE LINES (0.3%)
     128,841           Carnival Corp.                                                           4,133
      76,549           Marriott International, Inc. ''A''                                       2,898
      56,178           Starwood Hotels & Resorts Worldwide, Inc.                                3,169
      41,888           Wyndham Worldwide Corp.                                                  1,948
                                                                                          -----------
                                                                                               12,148
                                                                                          -----------
                       HOUSEHOLD APPLIANCES (0.0%)
      22,249           Whirlpool Corp.                                                          1,710
                                                                                          -----------
                       HOUSEWARES & SPECIALTIES (0.0%)
      80,993           Newell Rubbermaid, Inc.                                                  1,442
                                                                                          -----------
                       INTERNET RETAIL (1.0%)
     103,989           Amazon.com, Inc. *                                                      21,059
      26,957           Expedia, Inc.                                                              901
      15,782           Netflix, Inc. *                                                          1,816
      14,273           Priceline.com, Inc. *                                                   10,241
      26,957           TripAdvisor, Inc. *                                                        961
                                                                                          -----------
                                                                                               34,978
                                                                                          -----------

PORTFOLIO OF INVESTMENTS (continued)                                           3

USAA S&P 500 INDEX FUND
March 31, 2012 (unaudited)

Number of Shares                   Security                                        Market Value (000)
----------------                   --------                                        ------------------
                       LEISURE PRODUCTS (0.1%)
      33,107           Hasbro, Inc.                                                             1,215
      96,902           Mattel, Inc.                                                             3,262
                                                                                          -----------
                                                                                                4,477
                                                                                          -----------
                       MOTORCYCLE MANUFACTURERS (0.1%)
      65,909           Harley-Davidson, Inc.                                                    3,235
                                                                                          -----------
                       MOVIES & ENTERTAINMENT (1.4%)
     614,947           News Corp. ''A''                                                        12,108
     277,098           Time Warner, Inc.                                                       10,460
     154,315           Viacom, Inc. ''B''                                                       7,324
     511,342           Walt Disney Co.                                                         22,387
                                                                                          -----------
                                                                                               52,279
                                                                                          -----------
                       PUBLISHING (0.2%)
      66,565           Gannett Co., Inc.                                                        1,020
      79,558           McGraw-Hill Companies, Inc.                                              3,856
       1,404           Washington Post Co. ''B''                                                  525
                                                                                          -----------
                                                                                                5,401
                                                                                          -----------
                       RESTAURANTS (1.5%)
       8,884           Chipotle Mexican Grill, Inc. *                                           3,714
      37,416           Darden Restaurants, Inc.                                                 1,914
     290,644           McDonald's Corp.                                                        28,512
     215,371           Starbucks Corp.                                                         12,037
     131,377           Yum! Brands, Inc.                                                        9,351
                                                                                          -----------
                                                                                               55,528
                                                                                          -----------
                       SPECIALIZED CONSUMER SERVICES (0.0%)
      82,905           H&R Block, Inc.                                                          1,365
                                                                                          -----------

                       SPECIALTY STORES (0.2%)
     199,295           Staples, Inc.                                                            3,225
      36,142           Tiffany & Co.                                                            2,498
                                                                                          -----------
                                                                                                5,723
                                                                                          -----------
                       TIRES & RUBBER (0.0%)
      67,837           Goodyear Tire & Rubber Co. *                                               761
                       Total Consumer Discretionary                                       -----------
                                                                                              397,898
                                                                                          -----------
                       CONSUMER STAPLES (10.6%)
                       ------------------------
                       AGRICULTURAL PRODUCTS (0.2%)
     189,626           Archer-Daniels-Midland Co.                                               6,004
                                                                                          -----------

                       BREWERS (0.0%)
      44,894           Molson Coors Brewing Co. ''B''                                           2,031
                                                                                          -----------
                       DISTILLERS & VINTNERS (0.2%)
      44,245           Beam, Inc.                                                               2,591
      28,704           Brown-Forman Corp. ''B''                                                 2,394
      49,811           Constellation Brands, Inc. ''A'' *                                       1,175
                                                                                          -----------
                                                                                                6,160
                                                                                          -----------
                       DRUG RETAIL (0.7%)
     372,009           CVS Caremark Corp.                                                      16,666
     249,613           Walgreen Co.                                                             8,360
                                                                                          -----------
                                                                                               25,026
                                                                                          -----------
                       FOOD DISTRIBUTORS (0.1%)
     167,854           Sysco Corp.                                                              5,012
                                                                                          -----------
                       FOOD RETAIL (0.2%)
     164,828           Kroger Co.                                                               3,994
      76,253           Safeway, Inc.                                                            1,541

PORTFOLIO OF INVESTMENTS (continued)                                           4

USAA S&P 500 INDEX FUND
March 31, 2012 (unaudited)

Number of Shares                   Security                                        Market Value (000)
----------------                   --------                                        ------------------
      58,714           SUPERVALU, Inc.                                                            335
      46,360           Whole Foods Market, Inc.                                                 3,857
                                                                                          -----------
                                                                                                9,727
                                                                                          -----------
                       HOUSEHOLD PRODUCTS (2.1%)
      37,354           Clorox Co.                                                               2,568
     136,897           Colgate-Palmolive Co.                                                   13,386
     112,284           Kimberly-Clark Corp.                                                     8,296
     786,621           Procter & Gamble Co.(f)                                                 52,869
                                                                                          -----------
                                                                                               77,119
                                                                                          -----------

                       HYPERMARKETS & SUPER CENTERS (1.1%)
     124,225           Costco Wholesale Corp.                                                  11,280
     498,756           Wal-Mart Stores, Inc.(f)                                                30,523
                                                                                          -----------
                                                                                               41,803
                                                                                          -----------
                       PACKAGED FOODS & MEAT (1.6%)
      50,703           Campbell Soup Co.                                                        1,716
     117,149           ConAgra Foods, Inc.                                                      3,076
      54,512           Dean Foods Co. *                                                           660
     183,771           General Mills, Inc.                                                      7,250
      91,148           H.J. Heinz Co.                                                           4,881
      43,360           Hershey Co.                                                              2,659
      38,855           Hormel Foods Corp.                                                       1,147
      32,302           J.M. Smucker Co.                                                         2,628
      70,520           Kellogg Co.                                                              3,782
     505,466           Kraft Foods, Inc. ''A''                                                 19,213
      38,243           McCormick & Co., Inc.                                                    2,082
      57,999           Mead Johnson Nutrition Co.                                               4,784
     168,743           Sara Lee Corp.                                                           3,633
      83,145           Tyson Foods, Inc. ''A''                                                  1,592
                                                                                          -----------
                                                                                               59,103
                                                                                          -----------
                       PERSONAL PRODUCTS (0.2%)
     123,074           Avon Products, Inc.                                                      2,383
      64,547           Estee Lauder Companies, Inc. ''A''                                       3,998
                                                                                          -----------
                                                                                                6,381
                                                                                          -----------
                       SOFT DRINKS (2.3%)
     646,335           Coca-Cola Co.                                                           47,835
      86,031           Coca-Cola Enterprises, Inc.                                              2,461
      60,933           Dr Pepper Snapple Group, Inc.                                            2,450
     448,631           PepsiCo, Inc.                                                           29,767
                                                                                          -----------
                                                                                               82,513
                                                                                          -----------
                       TOBACCO (1.9%)
     582,988           Altria Group, Inc.                                                      17,997
      37,784           Lorillard, Inc.                                                          4,892
     491,717           Philip Morris International, Inc.                                       43,571
      96,187           Reynolds American, Inc.                                                  3,986
                                                                                          -----------
                                                                                               70,446
                                                                                          -----------
                       Total Consumer Staples                                                 391,325
                                                                                          -----------

                       ENERGY (11.0%)
                       --------------
                       COAL & CONSUMABLE FUELS (0.1%)
      63,663           Alpha Natural Resurces, Inc. *                                             968
      64,560           CONSOL Energy, Inc.                                                      2,202
      77,099           Peabody Energy Corp.                                                     2,233
                                                                                          -----------
                                                                                                5,403
                                                                                          -----------
                       INTEGRATED OIL & GAS (6.4%)
     564,580           Chevron Corp.                                                           60,545
     365,507           ConocoPhillips                                                          27,782
   1,346,098           Exxon Mobil Corp. (f)                                                  116,747
      86,423           Hess Corp.                                                               5,095

PORTFOLIO OF INVESTMENTS (continued)                                           5

USAA S&P 500 INDEX FUND
March 31, 2012 (unaudited)

Number of Shares                   Security                                        Market Value (000)
----------------                   --------                                        ------------------
      55,114           Murphy Oil Corp.                                                         3,101
     231,794           Occidental Petroleum Corp.                                              22,074
                                                                                          -----------
                                                                                              235,344
                                                                                          -----------

                       OIL & GAS DRILLING (0.2%)
      19,558           Diamond Offshore Drilling, Inc.                                          1,305
      30,686           Helmerich & Payne, Inc.                                                  1,656
      82,822           Nabors Industries Ltd. *                                                 1,449
      71,734           Noble Corp. *                                                            2,688
      35,323           Rowan Companies, Inc. *                                                  1,163
                                                                                          -----------
                                                                                                8,261
                                                                                          -----------

                       OIL & GAS EQUIPMENT & SERVICES (1.5%)
     124,591           Baker Hughes, Inc.                                                       5,225
      70,209           Cameron International Corp. *                                            3,709
      68,118           FMC Technologies, Inc. *                                                 3,435
     264,793           Halliburton Co.                                                          8,789
     121,294           National Oilwell Varco, Inc.                                             9,639
     380,901           Schlumberger Ltd.                                                       26,636
                                                                                          -----------
                                                                                               57,433
                                                                                          -----------

                       OIL & GAS EXPLORATION & PRODUCTION (2.0%)
     142,622           Anadarko Petroleum Corp.                                                11,173
     110,016           Apache Corp.                                                            11,050
      59,288           Cabot Oil & Gas Corp.                                                    1,848
     189,919           Chesapeake Energy Corp.                                                  4,400
     111,616           Denbury Resources, Inc. *                                                2,035
     114,998           Devon Energy Corp.                                                       8,179
      77,034           EOG Resources, Inc.                                                      8,559
      42,552           EQT Corp.                                                                2,051
     201,195           Marathon Oil Corp.                                                       6,378
      37,571           Newfield Exploration Co. *                                               1,303
      50,566           Noble Energy, Inc.                                                       4,944
      35,546           Pioneer Natural Resources Co.                                            3,967
      50,730           QEP Resources, Inc.                                                      1,547
      44,518           Range Resources Corp.                                                    2,588
     100,570           Southwestern Energy Co. *                                                3,078
      56,199           WPX Energy, Inc. *                                                       1,012
                                                                                          -----------
                                                                                               74,112
                                                                                          -----------

                       OIL & GAS REFINING & MARKETING (0.3%)
      99,298           Marathon Petroleum Corp.                                                 4,306
      30,342           Sunoco, Inc.                                                             1,157
      39,453           Tesoro Corp. *                                                           1,059
     159,191           Valero Energy Corp.                                                      4,102
                                                                                          -----------
                                                                                               10,624
                                                                                          -----------
                       OIL & GAS STORAGE & TRANSPORTATION (0.5%)
     220,202           El Paso Corp.                                                            6,507
     185,597           Spectra Energy Corp.                                                     5,856
     168,598           Williams Companies, Inc.                                                 5,194
                                                                                          -----------
                                                                                               17,557
                                                                                          -----------
                       Total Energy                                                           408,734
                                                                                          -----------
                       FINANCIALS (14.7%)
                       ------------------
                       ASSET MANAGEMENT & CUSTODY BANKS (1.1%)
      63,123           Ameriprise Financial, Inc.                                               3,606
     344,509           Bank of New York Mellon Corp., Inc.                                      8,313
      28,806           BlackRock, Inc.                                                          5,902
      25,899           Federated Investors, Inc. ''B''                                            580
      40,713           Franklin Resources, Inc.                                                 5,050
     126,523           Invesco Ltd.                                                             3,374
      35,397           Legg Mason, Inc.                                                           989
      65,600           Northern Trust Corp. (c)                                                 3,113
     140,129           State Street Corp.                                                       6,376

PORTFOLIO OF INVESTMENTS (continued)                                           6

USAA S&P 500 INDEX FUND
March 31, 2012 (unaudited)

Number of Shares                   Security                                        Market Value (000)
----------------                   --------                                        ------------------
      72,895           T. Rowe Price Group, Inc.                                                4,760
                                                                                          -----------
                                                                                               42,063
                                                                                          -----------
                       CONSUMER FINANCE (0.9%)
     290,200           American Express Co.                                                    16,791
     157,603           Capital One Financial Corp.                                              8,785
     151,703           Discover Financial Services                                              5,058
     143,842           SLM Corp.                                                                2,267
                                                                                          -----------
                                                                                               32,901
                                                                                          -----------
                       DIVERSIFIED BANKS (1.9%)
      56,607           Comerica, Inc.                                                           1,832
     545,797           U.S. Bancorp                                                            17,291
   1,505,537           Wells Fargo & Co.                                                       51,399
                                                                                          -----------
                                                                                               70,522
                                                                                          -----------
                       INSURANCE BROKERS (0.3%)
      93,135           Aon Corp. *                                                              4,569
     155,183           Marsh & McLennan Companies, Inc.                                         5,089
                                                                                          -----------
                                                                                                9,658
                                                                                          -----------
                       INVESTMENT BANKING & BROKERAGE (0.9%)
     310,885           Charles Schwab Corp.                                                     4,467
      73,267           E*TRADE Financial Corp. *                                                  802
     141,416           Goldman Sachs Group, Inc.                                               17,588
     435,219           Morgan Stanley                                                           8,548
                                                                                          -----------
                                                                                               31,405
                                                                                          -----------
                       LIFE & HEALTH INSURANCE (0.9%)
     133,367           AFLAC, Inc.                                                              6,134
      82,719           Lincoln National Corp.                                                   2,181
     302,797           MetLife, Inc.                                                           11,309
      87,026           Principal Financial Group, Inc.                                          2,568
     134,348           Prudential Financial, Inc.                                               8,516
      28,725           Torchmark Corp.                                                          1,432
      84,516           Unum Group                                                               2,069
                                                                                          -----------
                                                                                               34,209
                                                                                          -----------
                       MULTI-LINE INSURANCE (0.4%)
     153,138           American International Group, Inc. *                                     4,721
      24,975           Assurant, Inc.                                                           1,012
     136,558           Genworth Financial, Inc. ''A'' *                                         1,136
     127,386           Hartford Financial Services Group, Inc.                                  2,685
      88,159           Loews Corp.                                                              3,515
                                                                                          -----------
                                                                                               13,069
                                                                                          -----------
                       MULTI-SECTOR HOLDINGS (0.0%)
      57,339           Leucadia National Corp.                                                  1,497
                                                                                          -----------
                       OTHER DIVERSIFIED FINANCIAL SERVICES (3.0%)
   3,065,767           Bank of America Corp. (f)                                               29,339
     836,482           Citigroup, Inc.                                                         30,574
   1,090,392           JPMorgan Chase & Co.                                                    50,136
                                                                                          -----------
                                                                                              110,049
                                                                                          -----------
                       PROPERTY & CASUALTY INSURANCE (1.9%)
      96,009           ACE Ltd.                                                                 7,028
     141,488           Allstate Corp.                                                           4,658
     502,032           Berkshire Hathaway, Inc. ''B'' *                                        40,740
      77,383           Chubb Corp.                                                              5,348
      46,056           Cincinnati Financial Corp.                                               1,589
     175,622           Progressive Corp.                                                        4,071
     112,206           Travelers Companies, Inc.                                                6,642
      91,040           XL Group plc                                                             1,975
                                                                                          -----------
                                                                                               72,051
                                                                                          -----------

PORTFOLIO OF INVESTMENTS (continued)                                           7

USAA S&P 500 INDEX FUND
March 31, 2012 (unaudited)

Number of Shares                   Security                                        Market Value (000)
----------------                   --------                                        ------------------
                       REAL ESTATE SERVICES (0.1%)
      92,837           CBRE Group, Inc. *                                                       1,853
                                                                                          -----------
                       REGIONAL BANKS (0.9%)
     198,424           BB&T Corp.                                                               6,229
     262,645           Fifth Third Bancorp                                                      3,690
      76,800           First Horizon National Corp.                                               797
     242,032           Huntington Bancshares, Inc.                                              1,561
     269,914           KeyCorp                                                                  2,294
      36,154           M&T Bank Corp.                                                           3,141
     150,809           PNC Financial Services Group, Inc.                                       9,726
     403,575           Regions Financial Corp.                                                  2,660
     151,881           SunTrust Banks, Inc.                                                     3,671
      54,122           Zions Bancorp                                                            1,161
                                                                                          -----------
                                                                                               34,930
                                                                                          -----------
                       REITs - DIVERSIFIED (0.1%)
      52,559           Vornado Realty Trust                                                     4,425
                                                                                          -----------
                       REITs - INDUSTRIAL (0.1%)
     130,569           Prologis, Inc.                                                           4,703
                                                                                          -----------
                       REITs - OFFICE (0.1%)
      42,636           Boston Properties, Inc.                                                  4,476
                                                                                          -----------
                       REITs - RESIDENTIAL (0.3%)
      34,684           Apartment Investment & Management Co. ''A''                                916
      27,185           AvalonBay Communities, Inc.                                              3,843
      85,986           Equity Residential Properties Trust                                      5,384
                                                                                          -----------
                                                                                               10,143
                                                                                          -----------
                       REITs - RETAIL (0.4%)
     116,488           Kimco Realty Corp.                                                       2,244
      87,625           Simon Property Group, Inc.                                              12,765
                                                                                          -----------
                                                                                               15,009
                                                                                          -----------
                       REITs - SPECIALIZED (0.9%)
     112,129           American Tower Corp.                                                     7,066
     117,432           HCP, Inc.                                                                4,634
      59,517           Health Care REIT, Inc.                                                   3,271
     204,422           Host Hotels & Resorts, Inc.                                              3,357
      45,745           Plum Creek Timber Co., Inc.                                              1,901
      40,389           Public Storage                                                           5,581
      82,857           Ventas, Inc.                                                             4,731
     152,896           Weyerhaeuser Co.                                                         3,351
                                                                                          -----------
                                                                                               33,892
                                                                                          -----------
                       SPECIALIZED FINANCE (0.4%)
      19,082           CME Group, Inc.                                                          5,521
      20,541           IntercontinentalExchange, Inc. *                                         2,823
      55,471           Moody's Corp.                                                            2,335
      36,662           Nasdaq OMX Group, Inc. *                                                   950
      72,544           NYSE Euronext                                                            2,177
                                                                                          -----------
                                                                                               13,806
                                                                                          -----------
                       THRIFTS & MORTGAGE FINANCE (0.1%)
     149,503           Hudson City Bancorp, Inc.                                                1,093
     104,770           People's United Financial, Inc.                                          1,387
                                                                                          -----------
                       Total Financials                                                         2,480
                                                                                          -----------
                                                                                              543,141
                                                                                          -----------
                       HEALTH CARE (11.2%)
                       -------------------
                       BIOTECHNOLOGY (1.2%)
     225,747           Amgen, Inc.                                                             15,348

PORTFOLIO OF INVESTMENTS (continued)                                           8

USAA S&P 500 INDEX FUND
March 31, 2012 (unaudited)

Number of Shares                   Security                                        Market Value (000)
----------------                   --------                                        ------------------
      68,192           Biogen Idec, Inc. *                                                      8,590
     125,387           Celgene Corp. *                                                          9,720
     216,350           Gilead Sciences, Inc. *                                                 10,569
                                                                                          -----------
                                                                                               44,227
                                                                                          -----------
                       HEALTH CARE DISTRIBUTORS (0.4%)
      73,437           AmerisourceBergen Corp.                                                  2,914
      98,281           Cardinal Health, Inc.                                                    4,237
      70,060           McKesson Corp.                                                           6,149
      24,717           Patterson Companies, Inc.                                                  826
                                                                                          -----------
                                                                                               14,126
                                                                                          -----------
                       HEALTH CARE EQUIPMENT (1.7%)
     159,605           Baxter International, Inc.                                               9,541
      59,988           Becton, Dickinson & Co.                                                  4,658
     409,190           Boston Scientific Corp. *                                                2,447
      24,354           C.R. Bard, Inc.                                                          2,404
      64,374           Carefusion Corp. *                                                       1,669
     138,667           Covidien plc                                                             7,583
      33,330           Edwards Lifesciences Corp. *                                             2,424
      11,249           Intuitive Surgical, Inc. *                                               6,094
     297,170           Medtronic, Inc.                                                         11,646
      92,242           St. Jude Medical, Inc.                                                   4,087
      92,589           Stryker Corp.                                                            5,137
      32,043           Varian Medical Systems, Inc. *                                           2,210
      50,994           Zimmer Holdings, Inc.                                                    3,278
                                                                                          -----------
                                                                                               63,178
                                                                                          -----------
                       HEALTH CARE FACILITIES (0.0%)
     123,337           Tenet Healthcare Corp. *                                                   655
                                                                                          -----------
                       HEALTH CARE SERVICES (0.6%)
      26,644           DaVita, Inc. *                                                           2,402
     138,680           Express Scripts, Inc. *                                                  7,514
      27,999           Laboratory Corp. of America Holdings *                                   2,563
     111,338           Medco Health Solutions, Inc. *                                           7,827
      44,736           Quest Diagnostics, Inc.                                                  2,736
                                                                                          -----------
                                                                                               23,042
                                                                                          -----------
                       HEALTH CARE SUPPLIES (0.0%)
      39,795           DENTSPLY International, Inc.                                             1,597
                                                                                          -----------
                       HEALTH CARE TECHNOLOGY (0.1%)
      41,668           Cerner Corp. *                                                           3,173
                                                                                          -----------
                       LIFE SCIENCES TOOLS & SERVICES (0.4%)
      99,150           Agilent Technologies, Inc.                                               4,413
      50,196           Life Technologies Corp. *                                                2,451
      32,925           PerkinElmer, Inc.                                                          911
     104,584           Thermo Fisher Scientific, Inc.                                           5,896
      25,554           Waters Corp. *                                                           2,368
                                                                                          -----------
                                                                                               16,039
                                                                                          -----------
                       MANAGED HEALTH CARE (1.1%)
     100,037           Aetna, Inc.                                                              5,018
      81,806           CIGNA Corp.                                                              4,029
      41,355           Coventry Health Care, Inc.                                               1,471
      46,466           Humana, Inc.                                                             4,297
     298,320           UnitedHealth Group, Inc.                                                17,583
      95,614           WellPoint, Inc.                                                          7,056
                                                                                          -----------
                                                                                               39,454
                                                                                          -----------

PORTFOLIO OF INVESTMENTS (continued)                                           9

USAA S&P 500 INDEX FUND
March 31, 2012 (unaudited)

Number of Shares                   Security                                        Market Value (000)
----------------                   --------                                        ------------------
                       PHARMACEUTICALS (5.7%)
     449,228           Abbott Laboratories                                                     27,533
      87,101           Allergan, Inc.                                                           8,312
     482,809           Bristol-Myers Squibb Co.                                                16,295
     291,892           Eli Lilly and Co.                                                       11,755
      75,712           Forest Laboratories, Inc. *                                              2,627
      46,838           Hospira, Inc. *                                                          1,751
     783,947           Johnson & Johnson                                                       51,709
     869,527           Merck & Co., Inc.                                                       33,390
     122,235           Mylan, Inc. *                                                            2,866
      26,479           Perrigo Co.                                                              2,736
   2,153,140           Pfizer, Inc.(f)                                                         48,790
      35,928           Watson Pharmaceuticals, Inc. *                                           2,409
                                                                                          -----------
                                                                                              210,173
                                                                                          -----------
                       Total Health Care                                                      415,664
                                                                                          -----------

                       INDUSTRIALS (10.4%)
                       -------------------
                       AEROSPACE & DEFENSE (2.5%)
     212,769           Boeing Co.                                                              15,824
     101,311           General Dynamics Corp.                                                   7,434
      36,192           Goodrich Corp.                                                           4,540
     221,342           Honeywell International, Inc.                                           13,513
      28,397           L-3 Communications Holdings, Inc.                                        2,010
      76,305           Lockheed Martin Corp.                                                    6,857
      72,196           Northrop Grumman Corp.                                                   4,410
      41,459           Precision Castparts Corp.                                                7,168
      97,027           Raytheon Co.                                                             5,121
      42,957           Rockwell Collins, Inc.                                                   2,472
      79,534           Textron, Inc.                                                            2,213
     259,858           United Technologies Corp.                                               21,553
                                                                                          -----------
                                                                                               93,115
                                                                                          -----------
                       AIR FREIGHT & LOGISTICS (1.0%)
      46,602           C.H. Robinson Worldwide, Inc.                                            3,052
      60,715           Expeditors International of Washington, Inc.                             2,824
      89,490           FedEx Corp.                                                              8,229
     273,684           United Parcel Service, Inc. ''B''                                       22,092
                                                                                          -----------
                                                                                               36,197
                                                                                          -----------
                       AIRLINES (0.0%)
     222,645           Southwest Airlines Co.                                                   1,835
                                                                                          -----------
                       BUILDING PRODUCTS (0.0%)
     100,140           Masco Corp.                                                              1,339
                                                                                          -----------
                       COMMERCIAL PRINTING (0.0%)
      52,444           R.R. Donnelley & Sons Co.                                                  650
                                                                                          -----------
                       CONSTRUCTION & ENGINEERING (0.2%)
      48,311           Fluor Corp.                                                              2,901
      36,562           Jacobs Engineering Group, Inc. *                                         1,622
      60,343           Quanta Services, Inc. *                                                  1,261
                                                                                          -----------
                                                                                                5,784
                                                                                          -----------
                       CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.2%)
     184,882           Caterpillar, Inc.                                                       19,694
      54,825           Cummins, Inc.                                                            6,581
     114,787           Deere & Co.                                                              9,286
      30,130           Joy Global, Inc.                                                         2,214
     102,325           PACCAR, Inc.                                                             4,792
                                                                                          -----------
                                                                                               42,567
                                                                                          -----------

PORTFOLIO OF INVESTMENTS (continued)                                          10

USAA S&P 500 INDEX FUND
March 31, 2012 (unaudited)

Number of Shares                   Security                                        Market Value (000)
----------------                   --------                                        ------------------

                       DIVERSIFIED SUPPORT SERVICES (0.1%)
      31,637           Cintas Corp.                                                             1,238
      49,293           Iron Mountain, Inc.                                                      1,419
                                                                                          -----------
                                                                                                2,657
                                                                                          -----------
                       ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
      45,045           Cooper Industries plc                                                    2,881
     209,449           Emerson Electric Co.                                                    10,929
      40,368           Rockwell Automation, Inc.                                                3,217
      27,447           Roper Industries, Inc.                                                   2,722
                                                                                          -----------
                                                                                               19,749
                                                                                          -----------
                       ENVIRONMENTAL & FACILITIES SERVICES (0.3%)
      88,865           Republic Services, Inc.                                                  2,716
      23,963           Stericycle, Inc. *                                                       2,004
     131,350           Waste Management, Inc.                                                   4,592
                                                                                          -----------
                                                                                                9,312
                                                                                          -----------
                       HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
      41,145           Robert Half International, Inc.                                          1,247
                                                                                          -----------
                       INDUSTRIAL CONGLOMERATES (2.6%)
     198,259           3M Co.                                                                  17,687
     163,506           Danaher Corp.                                                            9,156
   3,022,276           General Electric Co.                                                    60,657
     131,637           Tyco International Ltd.                                                  7,395
                                                                                          -----------
                                                                                               94,895
                                                                                          -----------
                       INDUSTRIAL MACHINERY (0.9%)
      52,360           Dover Corp.                                                              3,295
      95,219           Eaton Corp.                                                              4,745
      15,606           Flowserve Corp.                                                          1,803
     138,887           Illinois Tool Works, Inc.                                                7,933
      84,973           Ingersoll-Rand plc                                                       3,513
      33,105           Pall Corp.                                                               1,974
      43,050           Parker-Hannifin Corp.                                                    3,640
      16,348           Snap-On, Inc.                                                              997
      48,957           Stanley Black & Decker, Inc.                                             3,768
      52,395           Xylem, Inc.                                                              1,454
                                                                                          -----------
                                                                                               33,122
                                                                                          -----------
                       OFFICE SERVICES & SUPPLIES (0.1%)
      30,269           Avery Dennison Corp.                                                       912
      57,611           Pitney Bowes, Inc.                                                       1,013
                                                                                          -----------
                                                                                                1,925
                                                                                          -----------
                       RAILROADS (0.7%)
     298,959           CSX Corp.                                                                6,434
      94,461           Norfolk Southern Corp.                                                   6,218
     137,504           Union Pacific Corp.                                                     14,779
                                                                                          -----------
                                                                                               27,431
                                                                                          -----------
                       RESEARCH & CONSULTING SERVICES (0.1%)
      13,262           Dun & Bradstreet Corp.                                                   1,124
      34,647           Equifax, Inc.                                                            1,533
                                                                                          -----------
                                                                                                2,657
                                                                                          -----------
                       TRADING COMPANIES & DISTRIBUTORS (0.2%)
      84,023           Fastenal Co.                                                             4,545
      17,619           W.W. Grainger, Inc.                                                      3,785
                                                                                          -----------
                                                                                                8,330
                                                                                          -----------
                       TRUCKING (0.0%)
      14,485           Ryder System, Inc.                                                         765
                                                                                          -----------
                       Total Industrials                                                      383,577
                                                                                          -----------

PORTFOLIO OF INVESTMENTS (continued)                                          11

USAA S&P 500 INDEX FUND
March 31, 2012 (unaudited)

Number of Shares                   Security                                        Market Value (000)
----------------                   --------                                        ------------------
                       INFORMATION TECHNOLOGY (20.2%)
                       ------------------------------
                       APPLICATION SOFTWARE (0.6%)
     140,343           Adobe Systems, Inc. *                                                    4,815
      64,628           Autodesk, Inc. *                                                         2,735
      53,289           Citrix Systems, Inc. *                                                   4,205
      84,629           Intuit, Inc.                                                             5,089
      38,726           salesforce.com, Inc. *                                                   5,984
                                                                                          -----------
                                                                                               22,828
                                                                                          -----------
                       COMMUNICATIONS EQUIPMENT (2.2%)
   1,538,208           Cisco Systems, Inc.                                                     32,533
      22,692           F5 Networks, Inc. *                                                      3,063
      31,959           Harris Corp.                                                             1,441
      66,753           JDS Uniphase Corp. *                                                       967
     148,926           Juniper Networks, Inc. *                                                 3,407
      75,406           Motorola Mobility Holdings, Inc. *                                       2,959
      84,192           Motorola Solutions, Inc.                                                 4,279
     483,051           QUALCOMM, Inc.                                                          32,857
                                                                                          -----------
                                                                                               81,506
                                                                                          -----------
                       COMPUTER HARDWARE (4.9%)
     266,297           Apple, Inc. (f) *                                                      159,637
     434,853           Dell, Inc. *                                                             7,218
     565,668           Hewlett-Packard Co.                                                     13,480
                                                                                          -----------
                                                                                              180,335
                                                                                          -----------
                       COMPUTER STORAGE & PERIPHERALS (0.8%)
     586,514           EMC Corp. *                                                             17,525
      20,287           Lexmark International, Inc. ''A''                                          674
     103,943           NetApp, Inc. *                                                           4,654
      69,549           SanDisk Corp. *                                                          3,449
      66,078           Western Digital Corp. *                                                  2,735
                                                                                          -----------
                                                                                               29,037
                                                                                          -----------
                       DATA PROCESSING & OUTSOURCED SERVICES (1.4%)
     140,515           Automatic Data Processing, Inc.                                          7,755
      43,352           Computer Sciences Corp.                                                  1,298
      67,258           Fidelity National Information Services, Inc.                             2,228
      39,071           Fiserv, Inc. *                                                           2,711
      30,354           MasterCard, Inc. ''A''                                                  12,765
      92,116           Paychex, Inc.                                                            2,855
      45,464           Total System Services, Inc.                                              1,049
     142,146           Visa, Inc. ''A''                                                        16,773
     175,934           Western Union Co.                                                        3,096
                                                                                          -----------
                                                                                               50,530
                                                                                          -----------
                       ELECTRONIC COMPONENTS (0.2%)
      47,167           Amphenol Corp. ''A''                                                     2,819
     434,699           Corning, Inc.                                                            6,121
                                                                                          -----------
                                                                                                8,940
                                                                                          -----------
                       ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
      44,374           FLIR Systems, Inc.                                                       1,123
                                                                                          -----------
                       ELECTRONIC MANUFACTURING SERVICES (0.2%)
      52,112           Jabil Circuit, Inc.                                                      1,309
      38,720           Molex, Inc.                                                              1,089
     120,796           TE Connectivity Ltd.                                                     4,439
                                                                                          -----------
                                                                                                6,837
                                                                                          -----------
                       HOME ENTERTAINMENT SOFTWARE (0.0%)
      95,000           Electronic Arts, Inc. *                                                  1,566
                                                                                          -----------

PORTFOLIO OF INVESTMENTS (continued)                                          12

USAA S&P 500 INDEX FUND
March 31, 2012 (unaudited)

Number of Shares                   Security                                        Market Value (000)
----------------                   --------                                        ------------------
                       INTERNET SOFTWARE & SERVICES (1.8%)
      49,836           Akamai Technologies, Inc. *                                              1,829
     327,000           eBay, Inc. *                                                            12,063
      72,442           Google, Inc. ''A'' *                                                    46,453
      45,193           VeriSign, Inc.                                                           1,733
     347,002           Yahoo!, Inc. *                                                           5,281
                                                                                          -----------
                                                                                               67,359
                                                                                          -----------
                       IT CONSULTING & OTHER SERVICES (2.5%)
     184,877           Accenture plc ''A''                                                     11,925
      86,845           Cognizant Technology Solutions Corp. ''A'' *                             6,683
     330,922           International Business Machines Corp.                                   69,047
      80,029           SAIC, Inc. *                                                             1,056
      47,651           Teradata Corp. *                                                         3,247
                                                                                          -----------
                                                                                               91,958
                                                                                          -----------
                       OFFICE ELECTRONICS (0.1%)
     380,652           Xerox Corp.                                                              3,076
                                                                                          -----------
                       SEMICONDUCTOR EQUIPMENT (0.3%)
     370,265           Applied Materials, Inc.                                                  4,606
      47,954           KLA-Tencor Corp.                                                         2,610
      20,091           Novellus Systems, Inc. *                                                 1,003
      55,096           Teradyne, Inc. *                                                           930
                                                                                          -----------
                                                                                                9,149
                                                                                          -----------
                       SEMICONDUCTORS (2.1%)
     169,520           Advanced Micro Devices, Inc. *                                           1,359
      91,378           Altera Corp.                                                             3,639
      85,309           Analog Devices, Inc.                                                     3,446
     139,917           Broadcom Corp. ''A'' *                                                   5,499
      16,675           First Solar, Inc. *                                                        418
   1,426,012           Intel Corp.                                                             40,085
      65,274           Linear Technology Corp.                                                  2,200
     165,061           LSI Corp. *                                                              1,433
      54,480           Microchip Technology, Inc.                                               2,027
     284,967           Micron Technology, Inc. *                                                2,308
     173,802           NVIDIA Corp. *                                                           2,675
     327,523           Texas Instruments, Inc.                                                 11,008
      74,236           Xilinx, Inc.                                                             2,704
                                                                                          -----------
                                                                                               78,801
                                                                                          -----------
                       SYSTEMS SOFTWARE (3.1%)
      46,359           BMC Software, Inc. *                                                     1,862
     105,203           CA, Inc.                                                                 2,899
   2,133,150           Microsoft Corp. (f)                                                     68,794
   1,119,837           Oracle Corp.                                                            32,654
      54,570           Red Hat, Inc. *                                                          3,268
     208,749           Symantec Corp. *                                                         3,904
                                                                                          -----------
                                                                                              113,381
                       Total Information Technology                                       -----------
                                                                                              746,426
                                                                                          -----------

                       MATERIALS (3.4%)
                       ----------------
                       ALUMINUM (0.1%)
     303,417           Alcoa, Inc.                                                              3,040
                                                                                          -----------
                       CONSTRUCTION MATERIALS (0.0%)
      37,324           Vulcan Materials Co.                                                     1,595
                                                                                          -----------
                       DIVERSIFIED CHEMICALS (0.9%)
     338,492           Dow Chemical Co.                                                        11,725
     265,966           E.I. du Pont de Nemours & Co.                                           14,070
      38,983           Eastman Chemical Co.                                                     2,015
      20,267           FMC Corp.                                                                2,146

PORTFOLIO OF INVESTMENTS (continued)                                          13

USAA S&P 500 INDEX FUND
March 31, 2012 (unaudited)

Number of Shares                   Security                                        Market Value (000)
----------------                   --------                                        ------------------
      43,094           PPG Industries, Inc.                                                     4,128
                                                                                          -----------
                                                                                               34,084
                                                                                          -----------
                       DIVERSIFIED METALS & MINING (0.3%)
     271,565           Freeport-McMoRan Copper & Gold, Inc.                                    10,330
      25,038           Titanium Metals Corp.                                                      340
                                                                                          -----------
                                                                                               10,670
                                                                                          -----------
                       FERTILIZERS & AGRICULTURAL CHEMICALS (0.5%)
      18,914           CF Industries Holdings, Inc.                                             3,455
     153,432           Monsanto Co.                                                            12,238
      85,193           Mosaic Co.                                                               4,710
                                                                                          -----------
                                                                                               20,403
                                                                                          -----------
                       GOLD (0.2%)
     140,997           Newmont Mining Corp.                                                     7,229
                                                                                          -----------
                       INDUSTRIAL GASES (0.5%)
      60,151           Air Products & Chemicals, Inc.                                           5,522
      19,350           Airgas, Inc.                                                             1,721
      85,240           Praxair, Inc.                                                            9,772
                                                                                          -----------
                                                                                               17,015
                                                                                          -----------
                       METAL & GLASS CONTAINERS (0.1%)
      44,161           Ball Corp.                                                               1,894
      45,905           Owens-Illinois, Inc. *                                                   1,071
                                                                                          -----------
                                                                                                2,965
                                                                                          -----------
                       PAPER PACKAGING (0.1%)
      28,747           Bemis Co., Inc.                                                            928
      55,589           Sealed Air Corp.                                                         1,073
                                                                                          -----------
                                                                                                2,001
                                                                                          -----------
                       PAPER PRODUCTS (0.2%)
     124,350           International Paper Co.                                                  4,365
      48,761           MeadWestvaco Corp.                                                       1,540
                                                                                          -----------
                                                                                                5,905
                                                                                          -----------
                       SPECIALTY CHEMICALS (0.3%)
      83,150           Ecolab, Inc.                                                             5,132
      23,472           International Flavors & Fragrances, Inc.                                 1,375
      24,448           Sherwin-Williams Co.                                                     2,657
      35,063           Sigma-Aldrich Corp.                                                      2,562
                                                                                          -----------
                                                                                               11,726
                                                                                          -----------
                       STEEL (0.2%)
      30,483           Allegheny Technologies, Inc.                                             1,255
      40,637           Cliffs Natural Resources, Inc.                                           2,815
      89,998           Nucor Corp.                                                              3,865
      40,211           United States Steel Corp.                                                1,181
                                                                                          -----------
                                                                                                9,116
                                                                                          -----------
                       Total Materials                                                        125,749
                                                                                          -----------
                       TELECOMMUNICATION SERVICES (2.7%)
                       ---------------------------------
                       INTEGRATED TELECOMMUNICATION SERVICES (2.5%)
   1,693,181           AT&T, Inc. (f)                                                          52,878
     177,638           CenturyLink, Inc.                                                        6,866
     288,144           Frontier Communications Corp.                                            1,202
     810,312           Verizon Communications, Inc.                                            30,978
     165,629           Windstream Corp.                                                         1,939
                                                                                          -----------
                                                                                               93,863
                                                                                          -----------
                       WIRELESS TELECOMMUNICATION SERVICES (0.2%)
      71,259           Crown Castle International Corp. *                                       3,801
      83,472           MetroPCS Communications, Inc. *                                            753

PORTFOLIO OF INVESTMENTS (continued)                                          14

USAA S&P 500 INDEX FUND
March 31, 2012 (unaudited)

Number of Shares                   Security                                        Market Value (000)
----------------                   --------                                        ------------------

      853,506          Sprint Nextel Corp. *                                                    2,432
                                                                                          -----------
                                                                                                6,986
                                                                                          -----------
                       Total Telecommunication Services                                       100,849
                                                                                          -----------
                       UTILITIES (3.3%)
                       ----------------
                       ELECTRIC UTILITIES (1.8%)
      137,504          American Electric Power Co., Inc.                                        5,305
      382,843          Duke Energy Corp.                                                        8,044
       92,825          Edison International                                                     3,946
       50,064          Entergy Corp.                                                            3,364
      242,474          Exelon Corp.                                                             9,507
      119,350          FirstEnergy Corp.                                                        5,441
      118,869          NextEra Energy, Inc.                                                     7,261
       50,735          Northeast Utilities                                                      1,883
       64,995          Pepco Holdings, Inc.                                                     1,228
       31,569          Pinnacle West Capital Corp.                                              1,512
      166,416          PPL Corp.                                                                4,703
       84,926          Progress Energy, Inc.                                                    4,511
      247,682          Southern Co.                                                            11,128
                                                                                          -----------
                                                                                               67,833
                                                                                          -----------
                       GAS UTILITIES (0.1%)
       32,992          AGL Resources, Inc.                                                      1,294
       30,094          ONEOK, Inc.                                                              2,458
                                                                                          -----------
                                                                                                3,752
                                                                                          -----------
                       INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
      184,191          AES Corp. *                                                              2,407
       65,335          NRG Energy, Inc. *                                                       1,024
                                                                                          -----------
                                                                                                3,431
                                                                                          -----------
                       MULTI-UTILITIES (1.3%)
       68,900          Ameren Corp.                                                             2,245
      120,475          CenterPoint Energy, Inc.                                                 2,376
       74,705          CMS Energy Corp.                                                         1,644
       83,563          Consolidated Edison, Inc.                                                4,882
      163,512          Dominion Resources, Inc.                                                 8,373
       48,451          DTE Energy Co.                                                           2,666
       22,650          Integrys Energy Group, Inc.                                              1,200
       80,120          NiSource, Inc.                                                           1,951
      117,927          PG&E Corp.                                                               5,119
      145,728          Public Service Enterprise Group, Inc.                                    4,461
       33,086          SCANA Corp.                                                              1,509
       68,180          Sempra Energy                                                            4,088
       60,174          TECO Energy, Inc.                                                        1,056
       65,761          Wisconsin Energy Corp.                                                   2,313
      138,042          Xcel Energy, Inc.                                                        3,654
                                                                                          -----------
                                                                                               47,537
                                                                                          -----------
                       Total Utilities                                                        122,553
                                                                                          -----------
                       Total Common Stocks (cost: $ 2,817,594)                              3,635,916
                                                                                          -----------
                       MONEY MARKET INSTRUMENTS (1.6%)

                       MONEY MARKET FUND (1.3%)
                       ------------------------
   48,113,959          Northern Institutional Funds - Diversified Assets
                         Portfolio, 0.01% (a),(d)                                         $    48,114
                                                                                          -----------

    PRINCIPAL
    AMOUNT
    (000)
    ---------
  $     9,910          U.S. TREASURY BILLS (0.3%)
                       --------------------------
                       0.02%, 05/03/2012 (b),(e)                                                9,910
                                                                                          -----------
                       Total Money Market Instruments (cost: $58,024)                          58,024
                                                                                          -----------

                       TOTAL INVESTMENTS (COST: $2,875,618)                               $ 3,693,940
                                                                                          ===========

PORTFOLIO OF INVESTMENTS                                                      15

USAA S&P 500 INDEX FUND
MARCH 31, 2012 (UNAUDITED)

($ IN 000s)
                                                     VALUATION HIERARCHY
                                                     -------------------
                                         (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES        OTHER        SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                          MARKETS        OBSERVABLE         INPUTS
                                       FOR IDENTICAL        INPUTS
                                           ASSETS                                              TOTAL
-------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                        $   3,635,916     $         -     $          -     $   3,635,916
Money Market Instruments:
  Money Market Fund                           48,114                                -            48,114
  U.S. Treasury Bills                              -           9,910                -             9,910
Other financial instruments*                   1,660               -                -             1,660
-------------------------------------------------------------------------------------------------------
TOTAL                                  $   3,685,690     $     9,910     $          -     $   3,695,600
-------------------------------------------------------------------------------------------------------

*Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, which are valued at the unrealized appreciation/depreciation on the investment.

Reconciliation of Investments in which significant unobservable inputs (Level 3) were used in determining value:


------------------------------------------------------------------------------------------
                                                        COMMON                  PREFERRED
                                                        STOCKS                 SECURITIES
------------------------------------------------------------------------------------------
Balance as of December 31, 2011                             $2                         $2
Purchases                                                    -                          -
Sales                                                        -                          -
Transfers into Level 3                                       -                          -
Transfers out of Level 3                                    -2                         -2
Net realized gain (loss)                                     -                          -
Change in net unrealized appreciation/depreciation           -                          -
------------------------------------------------------------------------------------------
BALANCE AS OF MARCH 31, 2012                                $-                         $-
------------------------------------------------------------------------------------------

For the period of January 1, 2012, through March 31, 2012, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2012 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA S&P 500 Index Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Member Shares and Reward Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agency fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

3. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these

================================================================================

16 |  USAA S&P 500 Index Fund

================================================================================

securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Asset Management Company (the Manager), an affiliate of the Fund, in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include U.S. Treasury bills valued based on methods discussed in Note A4.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FUTURES CONTRACTS -- The Fund is subject to cash flow and tracking error risk in the normal course of pursuing its investment objectives. The Fund may use stock index futures contracts in an attempt to reduce any performance discrepancies between the Fund and the S&P 500 Index. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a

================================================================================

17 |  USAA S&P 500 Index Fund

================================================================================

specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

E. LENDING OF PORTFOLIO SECURITIES -- The Fund, through its third-party securities-lending agent, Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Citibank has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. The Fund had no securities out on loan as of March 31, 2012.

F. As of March 31, 2012, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of March 31, 2012, were $1,239,075,000 and $420,753,000, respectively, resulting in net unrealized appreciation of $818,322,000.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $3,698,829,000 at March 31, 2012, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

REIT - Real estate investment trust

================================================================================

                                         Notes to Portfolio of Investments |  18

================================================================================

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at March 31, 2012.

(b) Zero-coupon security. Rate represents an annualized yield at time of purchase, not a coupon rate.

(c) Northern Trust Corp. is the parent to Northern Trust Investments, Inc.
    (NTI), which is the subadviser of the Fund.

(d) NTI is both the subadviser of the Fund and the adviser of the Northern Institutional Funds.

(e) Security with a value of $9,910,000 is segregated as collateral for initial margin requirements on open futures contracts.

(f) Security, or a portion thereof, is segregated to cover the value of open futures contracts at March 31, 2012, as shown in the following table:

                                                                  Value at          Unrealized
Type of Future            Expiration      Contracts   Position    March 31, 2012    Appreciation
------------------------------------------------------------------------------------------------
S&P 500 Index Futures     June 14, 2012   176         Long        $61,741,000       $1,660,000

* Non-income-producing security.

================================================================================

19 |  USAA S&P 500 Index Fund



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended March 31, 2012

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     05/29/2012
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     05/29/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     05/25/2012
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.